BACKGROUND AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
BACKGROUND AND BASIS OF PRESENTATION

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Acies Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on August 14, 2020. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). On February 1, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with First Merger Sub, Second Merger Sub and PlayStudios, Inc., a Delaware Corporation, (“PlayStudios”) relating to a proposed Business Combination transaction between the Company and PlayStudios (the “Transaction”).

The Company has two subsidiaries, Catalyst Merger Sub I, Inc., a direct wholly owned subsidiary of the Company incorporated in Delaware on January 27, 2021 (“First Merger Sub”) and Catalyst Merger Sub II, LLC, a direct wholly owned subsidiary of the Company incorporated in Delaware on January 27, 2021 (“Second Merger Sub”) (see  Note 8).

As of March 31, 2021, the Company had not yet commenced any operations. All activity for the period August 14, 2020 (inception) through March 31, 2021 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below, identifying a target company for a Business Combination and activities in connection with the proposed acquisition of PlayStudios (see Note 9).

The registration statement for the Company’s Initial Public Offering became effective on October 22, 2020. On October 27, 2020, the Company consummated the Initial Public Offering of 20,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $200,000,000 which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,333,333 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Acies Acquisition, LLC, a Delaware limited liability company (the “Sponsor”), generating gross proceeds of $6,500,000, which is described in Note 4.

Following the closing of the Initial Public Offering on October 27, 2020, an amount of $200,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a‑7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.

On November 9, 2020, the Company consummated the sale of an additional 1,525,000 Units, at $10.00 per Unit, and the sale of an additional 203,334 Private Placement Warrants, at $1.50 per Private Placement Warrant, generating total gross proceeds of $15,555,000. A total of $15,250,000 of the net proceeds was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $215,250,000.

Transaction costs amounted to $12,363,821, consisting of $4,305,000 of underwriting fees, $7,533,750 of deferred underwriting fees and $525,071 of other offering costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward completing a Business Combination. The Company must complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding any deferred underwriting commissions held in the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to effect a Business Combination successfully.

The Company will provide its holders of the outstanding Public Shares (the “public shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or don’t vote at all.

Notwithstanding the above, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed (a) to waive its redemption rights with respect to its Founder Shares and Public Shares held by it in connection with the completion of a Business Combination, (b) to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination by October 27, 2022 (or by January 27, 2023, if the Company has executed a letter of intent, agreement in principle or definitive agreement for a Business Combination by October 27, 2022) (the “Combination Period”) and (c) not to propose an amendment to the Amended and Restated Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial Business Combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company will have until the end of the Combination Period to complete a Business Combination. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay our taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent auditors), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Going Concern Consideration

At March 31, 2021, we have $264,630 in its operating bank accounts, $215,289,800 in securities held in the Trust Account, to be for a Business Combination or to repurchase or redeem its ordinary shares in connection therewith and working capital of $832,878.

Until the consummation of a Business Combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating, and consummating the Business Combination.

If the Business Combination is not consummated, the Company will need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through one year from the date of these financial statements if a Business Combination is not consummated. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID‑19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

OLD PlayStudios, Inc.
BACKGROUND AND BASIS OF PRESENTATION

NOTE 1—BACKGROUND AND BASIS OF PRESENTATION

Organization and Description of Business

PlayStudios, Inc. (“the Company”) was incorporated in Delaware in March 2011. The Company develops and operates online and mobile social gaming applications (“games” or “game”) and leverages marketing relationships with various partners to provide players a unique social gaming experience while earning “real world” rewards provided by the Company’s rewards partners. The Company’s games are free- to-play and available via the Apple App Store, Google Play Store, Amazon Appstore and Facebook (collectively, “platforms” or “platform operators”). The Company creates games based on its own original content as well as third-party licensed brands. The Company generates revenue through the in-game sale of virtual currency and through advertising.

The Company has the following four foreign subsidiaries:

m.	PlayStudios Asia Limited (“Asia”)
n.	PlayStudios International Limited (“International”)
o.	PlayStudios International Israel Limited (“Israel”)
p.	PlayStudios Orion Labs Private Limited (“Orion”)

Unless the context indicates otherwise, all references herein to “PlayStudios,” the “Company,” “we,” “us,” and “our” are used to refer collectively to PlayStudios, Inc. and its subsidiaries.

On February 1, 2021, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with Acies Acquisition Corp. (“Acies”), a special purpose acquisition company sponsored by an affiliate of Acies Acquisition LLC, Catalyst Merger Sub I, a Delaware corporation and a wholly-owned subsidiary of Acies (“Merger Sub I”), and Catalyst Merger Sub II, LLC, a Delaware limited liability company and a wholly-owned subsidiary of Acies (“Merger Sub II”). Pursuant to the terms of the Merger Agreement, (i) Acies, a Cayman Islands exempted company, will domesticate as a Delaware corporation (“Domestication”), (ii) following the Domestication, the Company will merge with and into Merger Sub I, with the Company surviving the merger (“First Merger”) and (iii) following the First Merger, the Company will merge with and into Merger Sub II, with Merger Sub II surviving the merger (collectively, “Business Combination”). Upon completion of the Business Combination, Acies will be named PLAYSTUDIOS, Inc. and will continue to be listed on the Nasdaq under the ticker symbols “MYPS”. The transaction is expected to close in 2021.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of PlayStudios, Inc. and its owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Certain reclassifications in these financial statements have been made to comply with US GAAP applicable to public companies and SEC Regulation S-X.

In the opinion of the Company, the accompanying unaudited financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of March 31, 2021, and its results of operations for the three months ended March 31, 2021, and 2020, and cash flows for the three months ended March 31, 2021, and 2020. The Consolidated Balance Sheets as of December 31, 2020 was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements.

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires us to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and notes thereto. Significant estimates and assumptions reflected in the Company’s consolidated financial statements include the estimated consumption rate of virtual goods that is used in the determination of revenue recognition, useful lives of property and equipment and definite-lived intangible assets, the expensing and capitalization of research and development costs for internal-use software, assumptions used in accounting for income taxes, stock-based compensation, the associated valuation of the Company’s common stock and the evaluation of goodwill and long-lived assets for impairment. The Company believes the accounting estimates are appropriate and reasonably determined. Due to the inherent uncertainties in making these estimates, actual amounts could differ materially.

Segments

Operating segments are defined as components of an entity for which discrete financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The CODM, the Company’s Chief Executive Officer, reviews financial information on a consolidated basis for purposes of evaluating performance and allocating resources. As such, the Company has one operating and reportable segment.

NOTE 1—BACKGROUND AND BASIS OF PRESENTATION

Organization and Description of Business

PlayStudios, Inc. (“the Company”) was incorporated in Delaware in March 2011. The Company develops and operates online and mobile social gaming applications (“games” or “game”) and leverages marketing relationships with various partners to provide players a unique social gaming experience while earning “real world” rewards provided by the Company’s rewards partners. The Company’s games are free- to-play and available via the Apple App Store, Google Play Store, Amazon Appstore and Facebook (collectively, “platforms” or “platform operators”). The Company creates games based on its own original content as well as third-party licensed brands. The Company generates revenue through the in-game sale of virtual currency and through advertising.

The Company has the following four foreign subsidiaries:

a.	PlayStudios Asia Limited (“Asia”)
b.	PlayStudios International Limited (“International”)
c.	PlayStudios International Israel Limited (“Israel”)
d.	PlayStudios Orion Labs Private Limited (“Orion”)

Unless the context indicates otherwise, all references herein to “PlayStudios,” the “Company,” “we,” “us,” and “our” are used to refer collectively to PlayStudios, Inc. and its subsidiaries.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of PlayStudios, Inc. and its owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Certain reclassifications in these financial statements have been made to comply with US GAAP applicable to public companies and SEC Regulation S-X.

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires us to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and notes thereto. Significant estimates and assumptions reflected in the Company’s consolidated financial statements include the estimated consumption rate of virtual goods that is used in the determination of revenue recognition, useful lives of property and equipment and definite-lived intangible assets, the expensing and capitalization of research and development costs for internal-use software, assumptions used in accounting for income taxes, stock-based compensation, the associated valuation of the Company’s common stock and the evaluation of goodwill and long-lived assets for impairment. The Company believes the accounting estimates are appropriate and reasonably determined. Due to the inherent uncertainties in making these estimates, actual amounts could differ materially.

Segments

Operating segments are defined as components of an entity for which discrete financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The CODM, the Company’s Chief Executive Officer, reviews financial information on a consolidated basis for purposes of evaluating performance and allocating resources. As such, the Company has one operating and reportable segment.